INCOME TAXES (Schedule of Income (Loss) before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Segment Reporting Information [Line Items]
Income (loss) before income taxes	$ (43,570)	¥ (282,240)	¥ 165,036	¥ 29,760
Cayman Islands [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	$ (25,227)	¥ (163,416)	(94,331)	(32,227)
British Virgin Islands [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes			¥ (4)	¥ (12)
USA [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	$ (358)	¥ (2,320)
Hong Kong [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(227)	(1,470)	¥ (838)	¥ (297)
PRC [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	$ (17,758)	¥ (115,034)	¥ 260,209	¥ 62,296